Derivative Liability (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of Conversion Feature of Derivative Liability

The original debentures had conversion features that resulted in derivative liabilities. We valued the conversion features at each origination date with the following assumptions, on a weighted-average basis:

	Six Months Ended
	June 30,
	2021	2020
Risk-free interest rate	0.09%	0.78%
Expected term (in years)	1.00	0.90
Expected volatility	237.4%	161.9%
Expected dividend yield	0%	0%
Exercise price of underlying common shares	$0.004	$0.01

Year Ended
December 31,
2020
Risk-free interest rate	0.14%
Expected term (in years)	0.89
Expected volatility	188.3%
Expected dividend yield	0%
Exercise price of underlying common shares	$0.01

	Year Ended December 31, 2019
	Tranche 1	Tranche 2	Tranche 3	Warrants
Risk-free interest rate	2.11%	1.75%	1.67%	2.11%
Expected term (in years)	1.25	1.03	0.89	1.25
Expected volatility	312.4%	303.70%	326.88%	312.4%
Expected dividend yield	0%	0%	0%	0%
Exercise price of underlying common shares	$0.09	$0.04	$0.04	$0.08

Schedule of Derivative Liability Activity

The following is a summary of the activity of the derivative liability for the six months ended June 30, 2021:

Derivative
Liability
Balance as of December 31, 2020	$1,930,235
Initial fair value on issuance of convertible debenture	760,740
Conversion of debenture to common stock	(1,782,577)
Change in fair value of derivative liability	2,245,976
Balance as of June 30, 2021	$3,154,374

The following is a summary of the activity of the derivative liability for the years ended December 31, 2020 and 2019:

	Debenture	Warrants	Total
Balance as of December 31, 2018	$42,104	$-	$42,104
Conversion of convertible notes payable to common stock	(737,813)	-	(737,813)
Initial fair value on issuance of convertible debenture	1,077,117	492,921	1,570,038
Common stock warrant exercises	-	(168,771)	(168,771)
Conversion of principal amount of debenture to common stock	(24,137)	-	(24,137)
Change in fair value of derivative liability	690,707	(260,249)	430,458
Balance as of December 31, 2019	1,047,977	63,902	1,111,879
Initial fair value on issuance of convertible debenture	1,265,775	-	1,265,775
Debenture conversions	(247,209)	-	(247,209)
New warrant issuances	-	39,690	39,690
Common stock warrant exercises	-	(72,244)	(72,244)
Change in fair value of derivative liability	(136,310)	(31,348)	(167,658)
Balance as of December 31, 2020	$1,930,235	$-	$1,930,235